The effects of financial instruments for hedging exchange rate, commodities price and interest rates in the condensed consolidated statement of income (loss) for the period, in Other Comprehensive Income and in the condensed consolidated statement of fina (Details) - BRL (R$)
R$ in Thousands
	3 Months Ended			9 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		R$ 12,389,985	R$ 9,942,591	R$ 34,618,863	R$ 27,995,582
Cost of Sales		9,765,303	R$ 7,598,133	27,573,239	21,419,255
Cost of Sales		(9,765,303)		(27,573,239)
Interests on loans and borrowings		(361,115)		(1,216,925)
Effects on Financial Result		(432,690)		(1,433,306)
Other Comprehensive Income		(556,845)		(961,918)	(478,771)
Other comprehensive income		556,845		961,918	R$ 478,771
[custom:OtherComprehensiveIncome1]				(424,437)
[custom:AssetLiabilityNet-0]		136,941		136,941		R$ 7,706
Asset / (Liability) net		(136,941)		(136,941)		(7,706)
Other Comprehensive Income		(1,753,727)		(1,753,727)		(1,298,801)
Inventories		538,512		538,512		442,398
[custom:AccumulatedOtherComprehensiveIncome1-0]		538,512		538,512		442,398
Non Derivative Instruments Non Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income						(1,008,644)
Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interest Rate Derivatives result		(40,065)		(35,025)
Cash flow hedges [member] | Derivative Instruments Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(353,300)		(309,739)
Other comprehensive income		353,300		309,739
Other Comprehensive Income		(90,490)		(90,490)		219,248
Cash flow hedges [member] | Non Derivative Instruments Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(31,010)		(17,214)
Other comprehensive income		31,010		17,214
Cash flow hedges [member] | Non Derivative Instruments Non Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(65,580)		(36,405)
Other comprehensive income		65,580		36,405
Other Comprehensive Income		(510,105)		(510,105)		(883,218)
Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(157,406)		(157,406)		48,499
Asset / (Liability) net		157,406		157,406		(48,499)
Not Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Increase (decrease) through foreign exchange, financial assets		(625,672)		(359,457)
Foreign Exchange Derivatives result		594,162		178,101
Not Designated [Member] | Not Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(20,465)		(20,465)		(40,793)
Asset / (Liability) net		20,465		20,465		40,793
Net Investment [Member] | Non Derivative Instruments Non Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(106,955)		(61,079)
Other comprehensive income		106,955		61,079
Other Comprehensive Income		(405,753)		(405,753)		(344,674)
Net Sales [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		12,349,193		34,539,353
Derivatives Result [Member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		40,792		79,510
Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		(7,983)		(184,594)
Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		(9,757,320)		(27,388,645)
Foreign Exchange One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		12,389,985		34,618,863
Effects on Financial Result		(31,510)		(181,356)
Other Comprehensive Income	R$ (387,405)			215,064
Other comprehensive income	R$ 387,405			(215,064)
[custom:AssetLiabilityNet-0]		46,258		46,258		(151,000)
Asset / (Liability) net		(46,258)		(46,258)		151,000
Other Comprehensive Income		(1,395,013)		(1,395,013)		(1,179,950)
Foreign Exchange One [Member] | Cash flow hedges [member] | Derivative Instruments Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(183,860)		(100,366)
Other comprehensive income		183,860		100,366
Other Comprehensive Income		(52,423)		(52,423)		47,942
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(31,010)		(17,214)
Other comprehensive income		31,010		17,214
Foreign Exchange One [Member] | Cash flow hedges [member] | Non Derivative Instruments Non Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(65,580)		(36,405)
Other comprehensive income		65,580		36,405
Other Comprehensive Income		(510,105)		(510,105)		(883,218)
Foreign Exchange One [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(66,723)		(66,723)		(95,558)
Asset / (Liability) net		66,723		66,723		95,558
Foreign Exchange One [Member] | Not Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Increase (decrease) through foreign exchange, financial assets		(625,672)		(359,457)
Foreign Exchange Derivatives result		594,162		178,101
Foreign Exchange One [Member] | Not Designated [Member] | Not Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(20,465)		(20,465)		(55,442)
Asset / (Liability) net		20,465		20,465		55,442
Foreign Exchange One [Member] | Net Investment [Member] | Non Derivative Instruments Non Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(106,955)		(61,079)
Other comprehensive income		106,955		61,079
Other Comprehensive Income		(405,753)		(405,753)		(344,674)
Foreign Exchange One [Member] | Net Sales [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		12,349,193		34,539,353
Foreign Exchange One [Member] | Derivatives Result [Member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		40,792		79,510
Commodities [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		(9,765,303)		(27,573,239)
Other Comprehensive Income		(169,440)		209,373
Other comprehensive income		169,440		(209,373)
[custom:AssetLiabilityNet-0]		56,745		56,745		144,057
Asset / (Liability) net		(56,745)		(56,745)		(144,057)
Other Comprehensive Income		(38,067)		(38,067)		171,306
Inventories		538,512		538,512
Inventories						442,398
Commodities [Member] | Cash flow hedges [member] | Derivative Instruments Current [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(169,440)		(209,373)
Other comprehensive income		169,440		209,373
Other Comprehensive Income		(38,067)		(38,067)		171,306
Commodities [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(56,745)		(56,745)		144,057
Asset / (Liability) net		56,745		56,745		(144,057)
Commodities [Member] | Derivatives Result [Member] | Cash Flow Hedgesand Fair Value [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		(7,983)		(184,594)
Commodities [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		(9,757,320)		(27,388,645)
Interest Rate [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interests on loans and borrowings		(361,115)		(1,216,925)
Effects on Financial Result		(401,180)		(1,251,950)
[custom:AssetLiabilityNet-0]		33,938		33,938		14,649
Asset / (Liability) net		(33,938)		(33,938)		(14,649)
Interest Rate [Member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interest Rate Derivatives result		(40,065)		(35,025)
Interest Rate [Member] | Cash Flow Hedgesand Fair Value [Member] | Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]		(33,938)		(33,938)
Asset / (Liability) net		R$ 33,938		R$ 33,938
Interest Rate [Member] | Not Designated [Member] | Not Designated Derivatives [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
[custom:AssetLiabilityNet-0]						14,649
Asset / (Liability) net						R$ (14,649)